Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,111)	$ (4,629)	$ (5,218)	$ (4,677)
Adjustments to reconcile net loss to net cash used in operations:
Increase (Decrease) in accrued expenses				5,200
Net cash used in operating activities			(5,218)	(4,677)
CASH FLOWS FROM FINANCING ACTIVITIES:
NET CHANGE IN CASH			(18)	(4,677)
Cash and cash equivalents
Beginning			148	6,202
Ending	$ 130	$ 1,525	130	1,525
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS:
Interest expense
Income tax Expense
NON-CASH TRANSACTION:
Issuance of common stock in exchange of real property